UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.3%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$655	$735,840
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	465	466,772
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	185	104,066
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	160	88,840
Senior Lien, Series A (AGM), 5.00%, 10/01/44	250	243,480
Senior Lien, Series A (AGM), 5.25%, 10/01/48	480	472,430
Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,167,929
		3,279,357
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	660	620,301
5.00%, 6/01/46	530	365,356
		985,657
Arizona — 1.6%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,009,680
San Luis Facility Development Corp., RB, Senior Lien Project, Regional Detention Center Project:
6.25%, 5/01/15	90	88,122
7.00%, 5/01/20	210	189,055
7.25%, 5/01/27	420	315,243
		1,602,100
California — 10.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	720	779,321
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,160,934

Municipal Bonds	Par (000)	Value
California (concluded)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	$400	$420,848
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	390	363,035
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	325	294,996
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	810	711,042
California State Public Works Board, RB:
Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	915	985,629
Various Capital Projects, Series I, 5.00%, 11/01/38	240	249,370
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	375	434,209
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport Series A:
Senior, 5.00%, 5/15/40	1,875	1,966,537
5.25%, 5/15/39	250	269,425
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	119,027
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, County of Stanislaus Tobacco Funding Cop., Sub-Series C, 0.00%, 6/01/55 (c)	3,095	19,158
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	340	361,675
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	935,920
6.50%, 4/01/33	650	780,143
		9,851,269
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado — 2.0%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	$680	$754,351
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	370	408,154
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	440	451,607
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	343,738
		1,957,850
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	860,409
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,187,337
		2,047,746
District of Columbia — 3.4%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	702,399
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,340	1,411,864
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	164,034
5.25%, 10/01/44	1,000	1,027,020
		3,305,317
Florida — 5.4%
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	1,500	1,500,555
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	630	655,874
Series B, 5.00%, 7/01/42	395	405,910

Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	$925	$964,498
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	950	1,052,134
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	785	734,791
		5,313,762
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	265	275,012
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	1,095	1,146,728
		1,421,740
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	462,307
Illinois — 18.2%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.63%, 1/01/35	800	843,712
Series A, 5.75%, 1/01/39	1,500	1,588,395
Series C, 6.50%, 1/01/41	1,855	2,113,494
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,430	1,429,943
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	260	269,701
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	339,794
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,415	1,422,867
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	263,071
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	312,890
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Central Dupage Health, Series B, 5.50%, 11/01/39	$2,500	$2,691,075
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	145	129,868
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	730	751,134
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	532,675
Series B (AGM), 5.00%, 6/15/50	890	890,169
Series B-2, 5.00%, 6/15/50	785	769,481
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	195,848
6.00%, 6/01/28	940	1,042,648
State of Illinois, GO, Series A:
5.00%, 4/01/35	1,000	1,012,410
5.00%, 4/01/38	1,135	1,139,892
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	209,018
		17,948,085
Indiana — 6.1%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	120	116,459
4.00%, 2/01/38	570	538,838
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	254,303
7.00%, 1/01/44	1,090	1,139,017
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,086,769
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	131,873
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	433,296

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Sisters of St. Francis Health Services, 5.25%, 11/01/39	$270	$279,310
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	1,060	1,061,134
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	385,543
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	125	132,781
5.00%, 1/15/40	400	420,624
		5,979,947
Iowa — 2.0%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	365	314,137
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	300	296,400
5.50%, 12/01/22	730	703,735
5.25%, 12/01/25	145	134,590
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	515	541,373
		1,990,235
Kentucky — 3.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	316,851
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	3,066,900
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crosing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	375	211,043
		3,594,794
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,055	$1,145,878
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	327,046
5.25%, 5/15/31	270	271,031
5.25%, 5/15/32	345	345,545
5.25%, 5/15/33	375	374,745
5.25%, 5/15/35	160	159,277
		2,623,522
Maryland — 2.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	137,807
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,048,440
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	690	732,835
		1,919,082
Massachusetts — 0.5%
Massachusetts School Building Authority, RB, Series A, Dedicated Sales Tax, Senior, 5.00%, 5/15/43	445	475,652
Michigan — 5.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	495	452,088
5.25%, 7/01/39	1,925	1,776,409
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	506,562
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	450,134
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	491,340

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,000	$1,214,920
		4,891,453
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	84,070
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	334,709
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	82,449
		501,228
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	265,936
5.00%, 9/01/42	455	455,610
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	753,645
		1,475,191
Nevada — 0.9%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	927,203
New Jersey — 8.0%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	645	44,815
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,090	1,059,709
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	$145	$139,563
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	500	503,225
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	729,922
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,687,107
Series E, 5.25%, 1/01/40	1,355	1,429,877
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	575	611,443
Series B, 5.25%, 6/15/36	775	824,073
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	160	172,902
5.00%, 5/01/43	165	176,326
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	540	506,585
		7,885,547
New York — 9.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	315	47,263
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (f)	3,000	3,291,930
City of New York New York Industrial Development Agency, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,004,830
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	810,956

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$385	$411,761
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	2,145	2,217,029
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	560	614,611
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	444,551
6.00%, 12/01/42	395	427,564
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	335	360,953
		9,631,448
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	440	468,411
North Carolina Medical Care Commission, Refunding RB, Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	185	196,226
		664,637
Ohio — 2.1%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	211,667
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	891,018
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,007,970
		2,110,655
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon — 0.7%
Oregon State Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	$715	$727,255
Pennsylvania — 0.6%
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	616,332
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,090,690
Tennessee — 0.5%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	439,503
Texas — 16.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	730	22,813
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	680	711,559
Sub-Lien, 5.00%, 1/01/33	115	107,875
Sub-Lien, 5.00%, 1/01/42	100	89,759
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	515,912
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/01/29	680	680,020
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	485	535,115
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,120,936
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	242,280
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	145	146,518

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	$4,750	$996,503
County of Matagorda Texas Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	340	309,070
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,935	1,547,122
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,457,109
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	565	569,141
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	465	413,041
La Joya Independent School District, GO, Refunding, Unlimited Tax, 4.00%, 2/15/32	1,400	1,427,412
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	500	536,635
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	165,094
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	1,025	1,090,118
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	552,410
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	545,745
		15,782,187
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	6

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah — 0.7%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	$635	$660,102
Virginia — 6.0%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	1,006,730
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,724,150
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT:
5.25%, 1/01/32	250	249,987
6.00%, 1/01/37	1,845	1,927,859
		5,908,726
Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	715	761,632
Wisconsin — 2.2%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/31	2,000	2,129,500
Wyoming — 1.7%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,050,874
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	95	96,318
5.38%, 1/01/42	500	541,510
		1,688,702
Total Municipal Bonds — 124.7%		122,650,413

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	760	769,299

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California — 5.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	$855	$935,430
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	2,970	3,161,951
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	740	792,880
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	621,201
		5,511,462
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,229,275
Series C-7, 5.00%, 9/01/36	780	792,769
		2,022,044
Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,694,879
Series X-3, 4.85%, 7/01/37	1,541	1,645,412
		3,340,291
Massachusetts — 2.9%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	765,097
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,980	2,106,760
		2,871,857
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	645	715,950
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York — 7.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$510	$549,103
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	500	540,251
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,375	3,589,346
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	2,030	2,189,477
		6,868,177
Tennessee — 1.4%
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude's Children's Research Hospital, 5.00%, 7/01/31	1,280	1,354,573
Texas — 5.4%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	818,017
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (h)	2,142	2,340,180
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,145,383
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	975	1,044,408
		5,347,988

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$1,154	$1,191,408
Virginia — 2.0%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	1,944,599
Washington — 3.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	900	962,261
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	2,400	2,640,936
		3,603,197
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 36.1%	35,540,845
Total Long-Term Investments (Cost — $154,163,950) — 160.8%	158,191,258

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	2,050,229	2,050,229
Total Short-Term Securities (Cost — $2,050,229) — 2.1%		2,050,229
Total Investments (Cost — $156,214,179*) — 162.9%		160,241,487
Other Assets Less Liabilities — 2.0%		1,966,590
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.3%)		(20,942,965)
VMTP Shares, at Liquidation Value — (43.6%)		(42,900,000)
Net Assets Applicable to Common Shares — 100.0%		$98,365,112
* As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$135,612,572
Gross unrealized appreciation		$7,354,595
Gross unrealized depreciation		(3,664,230)
Net unrealized appreciation		$3,690,365

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	8

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to February 15, 2031 is $4,041,634.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	2,349,913	(299,684)	2,050,229	$461

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(90)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$11,317,500	$(119,139)

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$158,191,258	—	$158,191,258
Short-Term Securities	$2,050,229	—	—	2,050,229
Total	$2,050,229	$158,191,258	—	$160,241,487

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(119,139)	—	—	$(119,139)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	10

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The carrying amount for certain of the Trust's assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$152,000	—	—	$152,000
Liabilities:
TOB trust certificates	—	$(20,938,550)	—	(20,938,550)
VMTP Shares	—	(42,900,000)	—	(42,900,000)
Total	$152,000	$(63,838,550)	—	$(63,686,550)

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	11

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2014